Cash flow information	12 Months Ended
Jun. 30, 2022
18. Cash flow information

18. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2022, 2021 and 2020.

	Note	06.30.2022	06.30.2021	06.30.2020
Profit/ (loss) for the year		63,000	(40,179)	49,265
Profit from discontinued operations		-	13,540	6,831
Adjustments for:
Income tax	23	1,977	45,817	19,593
Amortization and depreciation	27	4,787	5,661	4,833
Net (gain)/ loss from fair value adjustment of investment properties	9	(16,583)	3,683	(83,697)
Changes in the fair value of investments in financial assets		-	-	2,527
Gain from disposal of subsidiary and associates		-	(61)	-
Gain from disposal of property, plant and equipment		(8)	(10)	-
Financial results, net		(27,130)	(7,407)	45,707
Provisions and allowances		6,315	810	2,415
Share of loss/ (profit) of associates and joint ventures	8	195	7,273	(18,136)
(Gain)/ loss from repurchase of Non-convertible Notes		(1,456)	41	3
Gain from valuation at fair value of financial assets with changes in results		(1,857)	(7,953)	-
Changes in net realizable value of agricultural products after harvest		1,998	967	(1,617)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(18,680)	(20,188)	(8,184)
Unrealized loss from derivative financial instruments		-	940	89
Other operating results		-	551	646
Gain from disposal of farmlands		(5,505)	(2,148)	(2,065)
Incentive Plan granted		-	77	-

Changes in operating assets and liabilities:
Decrease/ (increase) in inventories		206	(7,607)	1,810
Decrease/ (increase) in trading properties		89	(46)	(971)
Decrease in biological assets		19,726	14,780	12,331
Increase in restricted assets		-	-	(2,870)
Decrease in trade and other receivables		4,578	6,861	13,206
(Decrease)/ increase in trade and other payables		(6,623)	1,071	(7,182)
Decrease in salaries and social security liabilities		76	(528)	(894)
Decrease in provisions		(288)	(254)	(1,441)
(Decrease)/ Increase in lease liabilities		(1,905)	(2,681)	146
Net variation in derivative financial instruments		122	(3,273)	269
Increase in right of use		-	(82)	(2,593)
Net cash generated from continuing operating activities before income tax paid		23,034	9,655	30,021
Net cash generated from discontinued operating activities before income tax paid		-	5,395	59,595
Net cash generated from operating activities before income tax paid		23,034	15,050	89,616

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities held for sale of subsidiaries:

	06.30.2022	06.30.2021	06.30.2020
Investment properties	-	192,757	383,250
Property, plant and equipment	-	78,694	(19,153)
Trading properties	-	12,610	382
Intangible assets	-	59,929	7,960
Right-of-use assets	-	42,394	(9,795)
Investments in associates and joint ventures	-	79,438	6,200
Biological Assets	-	-	(182)
Deferred income tax assets	-	931	3
Income tax credit	-	699	-
Restricted assets	-	13,775	526
Trade and other receivables	-	115,924	(21,349)
Investments in financial assets	-	51,889	33,359
Derivative financial instruments	-	603	-
Inventories	-	7,727	(5,344)
Group of assets held for sale	-	90,236	-
Borrowings	-	(697,452)	(214,322)
Lease liabilities	-	(38,857)	5,116
Deferred income tax liabilities	-	(26,665)	(48,970)
Trade and other payables	-	(50,426)	5,462
Income tax liabilities	-	(977)	(244)
Provisions	-	(11,635)	113
Employee benefits	-	(1,023)	264
Derivative financial instruments	-	(1,023)	(92)
Salaries and social security liabilities	-	(7,260)	172
Group of liabilities held for sale	-	(47,235)	-
Net value of incorporated assets that do not affect cash	-	(134,947)	123,356
Cash and cash equivalents	-	(238,316)	(10,820)
Non-controlling interest	-	(102,520)	124,986
Goodwill	-	-	854
Net value of incorporated assets/ disposal assets	-	(475,783)	238,376
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	-	(475,783)	238,376

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2022, 2021 and 2020:

	06.30.2022	06.30.2021	06.30.2020
Dividends not collected	-	-	(987)
Increase/ (decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	8,847	5,854	(3,855)
Increase in other reserves through an increase in investments in associates and joint ventures	170	9,693	-
Increase in intangible assets through a decrease in investment in associates	-	1,340	-
Decrease in property, plant and equipment through an increase in tax credits and tax liabilities	-	754	-
Increase in property, plant and equipment through a decrease in investment properties	-	3,639	-
Decrease in property, plant and equipment through an increase in equity	913	394	-
Decrease trade and other receivables through a decrease in lease liabilities	3	30	-
Increase in financial instruments through a decrease in trade and other receivables with related parties	-	71	-
Increase in trading properties through an increase in borrowings	-	100	30
Dividends in shares distribution	-	1,192	1,451
Increase in investment properties through an increase in borrowings	-	667	200
Increase in rights of use assets through an increase in lease liabilities	985	3,304	19,929
Increase in property, plant and equipment through an increase in trade and other payables	-	-	1,820
Barter transactions of investment properties	3,139	-	-
Increase in investment properties through an increase in trade and other payables	185	-	1,751
Cancellation of non-convertible notes in portfolio	8,563	-	-
Decrease in investment properties through an increase in property, plant and equipment	4,958	-	-
Decrease in property, plant and equipment through an increase in investment properties	1,159	-	-
Distribution of dividends to non-controlling shareholders´ pending payment	-	-	4,337
Decrease in investments in associates and joint ventures through an increase in assets held for sale	-	-	5,101
Increase in investment in associates and joint ventures through an increase in the reserve share-based payments	70	-	(10)
Decrease in borrowings through a decrease in financial assets	-	-	6,044
Increase in investment properties through a decrease in financial assets	-	-	685
Increase in intangible assets through an increase in trade and other payables	12	-	1,217
Increase in investment in associates and joint ventures through a loss of control in subsidiaries	-	-	3,286
Increase of investment properties through a decrease in trade and other receivables	-	-	69
Inssuance of non-convertible notes	10,264	-	52
Increase in investment in associates through a decrease in investments in financial assets	865	-	2,104
Increase in investments in financial assets through a decrease in investment properties	-	-	2,925
Increase in rights of use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	-	-	34,787
Decrease in equity through an increase in deferred income tax liabilities	374	-	-
Increase in intangible assets through an increase in payroll and social security liabilities	26	-	-
Decrease in borrowings through a decrease in trade and other receivables	441	-	-
Increase in investment in associates and joint ventures through an decrease in investments in financial assets	45	-	-
Increase in dividends receivables through a decrease in investment in associates and join ventures	17	-	-
Capital contributions from non-controlling interest in subsidiaries through a decrease in borrowings	4	-	-
Capital contributions from non-controlling interest in subsidiaries through an increase in trade and other receivables	5	-	-
Decrease in property, plant and equipment through an increase in trade and other receivables	16	-	-